Advances from Customers (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Advances from Customers (Textual)
Percentage of sales contract price prepayments required from customers			100.00%
Accounts receivable	$ 4,014,076	[1]	$ 2,226,288	[1]	[2]

[1]	Note 4
[2]	Note 12